UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada


Name:   RBC Life Insurance Co.
        6880 Financial Drive, West Tower
        Mississauga, ON
        CANADA  L5N 7Y5


Form 13F File Number: 028-12720
                          -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diane Churilla
Title: Vice President and Chief Financial Officer
Phone  (905) 842-7500


Signature, Place, and Date of Signing:


 /s/ Diane Churilla            Mississauga, Ontario             May 12 , 2008
--------------------     --------------------------------     -----------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number    Name


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          N/A
                                       --------------------------------
Form 13F Information Table Entry Total:     2
                                       --------------------------------

Form 13F Information Table Value Total: US $ 79,427 (thousands)
List of Other Included Managers:  1

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Royal Bank of Canada   File Number: 028-11396

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ------
ISHARES TR                     S&P 500 INDEX    464287200    66062  499600 SH       SH-DEF         1    0      - 499600
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    13365  305695 SH       SH-DEF         1    0      - 305695